THE ALGER FUNDS
QUARTERLY REPORT
July 31, 2024 (UNAUDITED)

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.7%
AEROSPACE & DEFENSE—3.2%
HEICO Corp.	80,648	$ 19,463,588
HEICO Corp., Cl. A	60,818	11,562,110
TransDigm Group, Inc.	20,537	26,579,396

		57,605,094
APPAREL RETAIL—0.3%
Burlington Stores, Inc.*	20,672	5,381,335
APPLICATION SOFTWARE—4.0%
Adobe, Inc.*	40,920	22,573,518
AppLovin Corp., Cl. A*	448,270	34,561,617
Cadence Design Systems, Inc.*	35,465	9,492,562
Intuit, Inc., Cl. A	9,094	5,887,001

		72,514,698
AUTOMOBILE MANUFACTURERS—0.3%
Tesla, Inc.*	19,133	4,440,195
BIOTECHNOLOGY—4.4%
Amgen, Inc.	27,800	9,242,666
Ascendis Pharma A/S ADR*	27,067	3,613,444
Madrigal Pharmaceuticals, Inc.*	17,483	4,976,711
Natera, Inc.*	412,948	42,281,746
Nuvalent, Inc., Cl. A*	16,750	1,338,995
Sarepta Therapeutics, Inc.*	40,267	5,727,578
Vaxcyte, Inc.*	149,369	11,783,720
Vertex Pharmaceuticals, Inc.*	3,525	1,747,413

		80,712,273
BROADLINE RETAIL—10.0%
Amazon.com, Inc.*	850,895	159,100,347
MercadoLibre, Inc.*	13,986	23,341,235

		182,441,582
BUILDING PRODUCTS—0.1%
Builders FirstSource, Inc.*	10,586	1,771,779
CARGO GROUND TRANSPORTATION—0.1%
Old Dominion Freight Line, Inc.	12,193	2,562,725
CASINOS & GAMING—1.0%
DraftKings, Inc., Cl. A*	458,027	16,924,098
Flutter Entertainment PLC*	7,785	1,539,918

		18,464,016
COAL & CONSUMABLE FUELS—0.0%
Cameco Corp.	8,090	368,014
CONSTRUCTION & ENGINEERING—0.4%
Quanta Services, Inc.	28,673	7,609,241
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.7% (CONT.)
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.3%
Wabtec Corp.	37,781	$ 6,088,408
CONSTRUCTION MATERIALS—0.6%
Martin Marietta Materials, Inc.	17,293	10,260,802
CONSUMER STAPLES MERCHANDISE RETAIL—0.2%
Walmart, Inc.	43,388	2,978,152
DIVERSIFIED BANKS—0.3%
Citigroup, Inc.	80,571	5,227,446
ELECTRIC UTILITIES—1.2%
Constellation Energy Corp.	70,139	13,312,382
NRG Energy, Inc.	113,820	8,555,850

		21,868,232
ELECTRICAL COMPONENTS & EQUIPMENT—1.6%
Eaton Corp. PLC	17,732	5,404,536
Vertiv Holdings Co., Cl. A	305,865	24,071,576

		29,476,112
ENVIRONMENTAL & FACILITIES SERVICES—1.3%
GFL Environmental, Inc.	624,821	24,255,551
FINANCIAL EXCHANGES & DATA—1.5%
S&P Global, Inc.	57,617	27,928,688
FOOTWEAR—0.6%
Deckers Outdoor Corp.*	3,252	3,000,393
On Holding AG, Cl. A*	168,037	6,960,092

		9,960,485
HEALTHCARE DISTRIBUTORS—1.0%
McKesson Corp.	30,473	18,802,450
HEALTHCARE EQUIPMENT—2.8%
Boston Scientific Corp.*	348,147	25,721,101
Intuitive Surgical, Inc.*	57,584	25,602,422

		51,323,523
INTERACTIVE HOME ENTERTAINMENT—0.1%
Take-Two Interactive Software, Inc.*	11,845	1,783,028
INTERACTIVE MEDIA & SERVICES—10.7%
Alphabet, Inc., Cl. C	357,721	61,939,391
Meta Platforms, Inc., Cl. A	244,187	115,947,313
Pinterest, Inc., Cl. A*	522,878	16,705,952

		194,592,656
INTERNET SERVICES & INFRASTRUCTURE—0.3%
Shopify, Inc., Cl. A*	86,002	5,263,322
LIFE SCIENCES TOOLS & SERVICES—0.9%
Danaher Corp.	61,974	17,171,756
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.7% (CONT.)
MANAGED HEALTHCARE—0.7%
UnitedHealth Group, Inc.	21,317	$ 12,282,003
MOVIES & ENTERTAINMENT—3.2%
Liberty Media Corp. Series C Liberty Formula One*	140,979	11,400,972
Netflix, Inc.*	52,081	32,725,096
Spotify Technology SA*	41,112	14,140,061

		58,266,129
PASSENGER GROUND TRANSPORTATION—0.4%
Uber Technologies, Inc.*	106,365	6,857,352
PHARMACEUTICALS—1.4%
AstraZeneca PLC ADR	53,320	4,220,278
Eli Lilly & Co.	27,029	21,738,614

		25,958,892
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.2%
ASML Holding NV ADR	2,875	2,693,013
SEMICONDUCTORS—20.1%
Advanced Micro Devices, Inc.*	95,793	13,840,173
Broadcom, Inc.	276,325	44,399,901
Marvell Technology, Inc.	177,086	11,861,220
Micron Technology, Inc.	164,255	18,038,484
NVIDIA Corp.	2,059,873	241,046,339
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	227,423	37,706,733

		366,892,850
SPECIALTY CHEMICALS—0.1%
Ecolab, Inc.	7,372	1,700,647
SYSTEMS SOFTWARE—16.2%
Microsoft Corp.	676,781	283,131,332
ServiceNow, Inc.*	15,775	12,847,002

		295,978,334
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.9%
Apple, Inc.	544,371	120,893,911
Dell Technologies, Inc., Cl. C	39,104	4,445,343

		125,339,254
TRADING COMPANIES & DISTRIBUTORS—0.1%
Ferguson Enterprises Inc.	11,157	2,484,106
TRANSACTION & PAYMENT PROCESSING SERVICES—2.2%
Visa, Inc., Cl. A	150,086	39,873,348
TOTAL COMMON STOCKS (Cost $692,439,673)		1,799,177,491
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—0.0%
DIVERSIFIED FINANCIAL SERVICES—0.0%
Chime Financial, Inc.,Series G(a),*,@	27,841	$ 991,140
(Cost $1,922,972)		991,140
REAL ESTATE INVESTMENT TRUST—1.0%
DATA CENTER—1.0%
Equinix, Inc.	22,475	17,760,644
(Cost $18,500,742)		17,760,644
SPECIAL PURPOSE VEHICLE—0.1%
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		2,412,030
(Cost $2,775,000)		2,412,030
SHORT-TERM SECURITIES—0.0%
MONEY MARKET FUNDS—0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.19%(c)	235,111	235,111
(Cost $235,111)		235,111

Total Investments (Cost $715,873,498)	99.8%	$1,820,576,416
Affiliated Securities (Cost $2,775,000)		2,412,030
Unaffiliated Securities (Cost $713,098,498)		1,818,164,386
Other Assets in Excess of Liabilities	0.2%	2,897,103
NET ASSETS	100.0%	$1,823,473,519

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of July 31, 2024.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2024
Chime Financial, Inc.,Series G	8/24/21	$1,922,972	$991,140	0.0%
Crosslink Ventures C, LLC, Cl. A	10/2/20	2,775,000	2,412,030	0.1%
Total			$3,403,170	0.1%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CONCENTRATED EQUITY FUND
Schedule of Investments July 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.6%
AEROSPACE & DEFENSE—3.7%
HEICO Corp., Cl. A	867	$ 164,825
APPLICATION SOFTWARE—4.4%
AppLovin Corp., Cl. A*	1,400	107,940
Cadence Design Systems, Inc.*	318	85,116

		193,056
AUTOMOBILE MANUFACTURERS—1.7%
Ferrari NV	110	45,431
Tesla, Inc.*	131	30,401

		75,832
BIOTECHNOLOGY—1.7%
Natera, Inc.*	719	73,618
BROADLINE RETAIL—10.3%
Amazon.com, Inc.*	2,116	395,650
MercadoLibre, Inc.*	34	56,742

		452,392
COAL & CONSUMABLE FUELS—0.9%
Cameco Corp.	847	38,530
CONSTRUCTION & ENGINEERING—1.4%
Quanta Services, Inc.	236	62,630
ELECTRIC UTILITIES—1.6%
Constellation Energy Corp.	367	69,657
ELECTRICAL COMPONENTS & EQUIPMENT—2.0%
Vertiv Holdings Co., Cl. A	1,121	88,223
ENVIRONMENTAL & FACILITIES SERVICES—2.3%
GFL Environmental, Inc.	2,664	103,417
FINANCIAL EXCHANGES & DATA—2.1%
S&P Global, Inc.	192	93,068
HEALTHCARE EQUIPMENT—2.1%
Intuitive Surgical, Inc.*	204	90,700
INTERACTIVE MEDIA & SERVICES—9.8%
Alphabet, Inc., Cl. C	722	125,014
Meta Platforms, Inc., Cl. A	561	266,380
Pinterest, Inc., Cl. A*	1,214	38,787

		430,181
LIFE SCIENCES TOOLS & SERVICES—2.5%
Danaher Corp.	398	110,278
MOVIES & ENTERTAINMENT—3.9%
Liberty Media Corp. Series C Liberty Formula One*	1,096	88,634
Netflix, Inc.*	132	82,942

		171,576
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CONCENTRATED EQUITY FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—99.6% (CONT.)
PHARMACEUTICALS—2.1%
Eli Lilly & Co.	113	$ 90,883
SEMICONDUCTOR MATERIALS & EQUIPMENT—1.3%
ASML Holding NV ADR	60	56,202
SEMICONDUCTORS—21.5%
Broadcom, Inc.	764	122,759
Micron Technology, Inc.	885	97,191
NVIDIA Corp.	4,880	571,058
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	943	156,349

		947,357
SYSTEMS SOFTWARE—13.5%
Microsoft Corp.	1,423	595,312
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.6%
Apple, Inc.	1,697	376,870
TRANSACTION & PAYMENT PROCESSING SERVICES—2.2%
Visa, Inc., Cl. A	357	94,844
TOTAL COMMON STOCKS (Cost $4,051,265)		4,379,451
SHORT-TERM SECURITIES—1.9%
MONEY MARKET FUNDS—1.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.19%(a)	80,777	80,777
(Cost $80,777)		80,777

Total Investments (Cost $4,132,042)	101.5%	$4,460,228
Unaffiliated Securities (Cost $4,132,042)		4,460,228
Liabilities in Excess of Other Assets	(1.5)%	(64,380)
NET ASSETS	100.0%	$4,395,848

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of July 31, 2024.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments July 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—90.9%
AEROSPACE & DEFENSE—1.1%
General Dynamics Corp.	7,163	$ 2,139,660
TransDigm Group, Inc.	3,654	4,729,080

		6,868,740
APPLICATION SOFTWARE—0.9%
Adobe, Inc.*	9,684	5,342,179
ASSET MANAGEMENT & CUSTODY BANKS—3.4%
BlackRock, Inc.	9,821	8,608,107
Blackstone, Inc.	51,076	7,260,453
Blue Owl Capital, Inc., Cl. A	139,902	2,667,931
The Carlyle Group, Inc.	38,256	1,902,853

		20,439,344
BIOTECHNOLOGY—2.9%
AbbVie, Inc.	65,789	12,192,017
Amgen, Inc.	10,732	3,568,068
Gilead Sciences, Inc.	23,644	1,798,363

		17,558,448
BROADLINE RETAIL—2.7%
Amazon.com, Inc.*	87,569	16,373,652
BUILDING PRODUCTS—0.4%
Johnson Controls International PLC	34,841	2,492,525
CABLE & SATELLITE—0.8%
Comcast Corp., Cl. A	116,010	4,787,733
COMMODITY CHEMICALS—0.2%
Dow, Inc.	21,142	1,151,605
COMMUNICATIONS EQUIPMENT—0.7%
Cisco Systems, Inc.	91,780	4,446,741
COMPUTER & ELECTRONICS RETAIL—0.5%
Best Buy Co., Inc.	33,005	2,855,593
CONSUMER ELECTRONICS—0.6%
Garmin, Ltd.	19,558	3,349,307
CONSUMER STAPLES MERCHANDISE RETAIL—0.8%
Walmart, Inc.	72,929	5,005,846
COPPER—0.6%
Southern Copper Corp.	33,629	3,585,188
DIVERSIFIED BANKS—4.7%
Bank of America Corp.	166,690	6,719,274
Fifth Third Bancorp	44,080	1,866,347
JPMorgan Chase & Co.	94,375	20,083,000

		28,668,621
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—90.9% (CONT.)
ELECTRIC UTILITIES—0.5%
NextEra Energy, Inc.	38,002	$ 2,902,973
ELECTRICAL COMPONENTS & EQUIPMENT—1.9%
Eaton Corp. PLC	38,606	11,766,723
FINANCIAL EXCHANGES & DATA—0.7%
CME Group, Inc., Cl. A	22,887	4,433,441
FOOD DISTRIBUTORS—0.4%
Sysco Corp.	28,631	2,194,566
HEALTHCARE DISTRIBUTORS—0.5%
Cardinal Health, Inc.	27,013	2,723,721
HEALTHCARE EQUIPMENT—0.4%
Medtronic PLC	31,752	2,550,321
HOME IMPROVEMENT RETAIL—1.9%
The Home Depot, Inc.	31,547	11,614,343
HOUSEHOLD PRODUCTS—1.3%
The Procter & Gamble Co.	48,932	7,866,308
INDUSTRIAL CONGLOMERATES—1.1%
Honeywell International, Inc.	32,937	6,743,851
INDUSTRIAL GASES—0.9%
Air Products & Chemicals, Inc.	20,190	5,327,131
INTEGRATED OIL & GAS—4.0%
Chevron Corp.	57,085	9,160,430
Exxon Mobil Corp.	90,348	10,714,369
TotalEnergies SE ADR	64,786	4,391,195

		24,265,994
INTEGRATED TELECOMMUNICATION SERVICES—0.7%
Verizon Communications, Inc.	108,307	4,388,600
INTERACTIVE MEDIA & SERVICES—8.2%
Alphabet, Inc., Cl. A	119,935	20,573,650
Alphabet, Inc., Cl. C	95,157	16,476,435
Meta Platforms, Inc., Cl. A	25,805	12,252,988

		49,303,073
INVESTMENT BANKING & BROKERAGE—2.1%
Morgan Stanley	122,375	12,630,324
IT CONSULTING & OTHER SERVICES—0.3%
International Business Machines Corp.	9,528	1,830,710
LEISURE FACILITIES—0.2%
Vail Resorts, Inc.	7,733	1,407,483
MANAGED HEALTHCARE—2.5%
UnitedHealth Group, Inc.	25,842	14,889,127
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—90.9% (CONT.)
MULTI-UTILITIES—1.0%
Consolidated Edison, Inc.	28,859	$ 2,814,330
Sempra	41,370	3,312,082

		6,126,412
OIL & GAS STORAGE & TRANSPORTATION—0.5%
ONEOK, Inc.	35,330	2,944,049
PHARMACEUTICALS—5.4%
AstraZeneca PLC ADR	58,154	4,602,889
Bristol-Myers Squibb Co.	35,723	1,698,986
Eli Lilly & Co.	12,259	9,859,546
GSK PLC ADR	35,726	1,385,097
Johnson & Johnson	39,372	6,214,870
Merck & Co., Inc.	29,343	3,319,573
Novartis AG ADR	22,783	2,539,849
Pfizer, Inc.	89,283	2,726,703

		32,347,513
PROPERTY & CASUALTY INSURANCE—0.5%
The Hartford Financial Services Group, Inc.	26,311	2,918,416
RAIL TRANSPORTATION—0.6%
Union Pacific Corp.	14,314	3,531,693
RESTAURANTS—1.1%
McDonald's Corp.	16,038	4,256,485
Starbucks Corp.	31,618	2,464,623

		6,721,108
SEMICONDUCTOR MATERIALS & EQUIPMENT—3.6%
KLA Corp.	26,220	21,580,895
SEMICONDUCTORS—7.1%
Broadcom, Inc.	181,483	29,160,689
QUALCOMM, Inc.	50,292	9,100,337
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	28,911	4,793,444

		43,054,470
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—2.1%
PepsiCo, Inc.	38,861	6,710,129
The Coca-Cola Co.	90,981	6,072,072

		12,782,201
SYSTEMS SOFTWARE—9.7%
Microsoft Corp.	133,624	55,901,600
Oracle Corp.	19,967	2,784,398

		58,685,998
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.4%
Apple, Inc.	209,453	46,515,322
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—90.9% (CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.4% (CONT.)
Dell Technologies, Inc., Cl. C	35,203	$ 4,001,877

		50,517,199
TOBACCO—1.1%
Altria Group, Inc.	74,131	3,633,160
Philip Morris International, Inc.	26,954	3,104,023

		6,737,183
TRADING COMPANIES & DISTRIBUTORS—0.7%
Ferguson Enterprises Inc.	19,503	4,342,343
TRANSACTION & PAYMENT PROCESSING SERVICES—1.2%
Visa, Inc., Cl. A	28,101	7,465,593
TOTAL COMMON STOCKS (Cost $348,057,514)		549,519,284
MASTER LIMITED PARTNERSHIP—0.4%
OIL & GAS STORAGE & TRANSPORTATION—0.4%
Cheniere Energy Partners LP	44,473	2,341,948
(Cost $1,916,731)		2,341,948
REAL ESTATE INVESTMENT TRUST—2.9%
HEALTHCARE—0.7%
Welltower, Inc.	37,912	4,217,710
INDUSTRIAL—0.3%
Prologis, Inc.	15,627	1,969,783
RETAIL—0.7%
Simon Property Group, Inc.	26,865	4,122,166
SPECIALIZED—0.5%
Lamar Advertising Co., Cl. A	26,903	3,224,594
TELECOM TOWER—0.7%
Crown Castle, Inc.	35,615	3,920,499
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $14,743,935)		17,454,752
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—4.0%
MONEY MARKET FUNDS—4.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.19%(a)	24,193,304	$ 24,193,304
(Cost $24,193,304)		24,193,304

Total Investments (Cost $388,911,484)	98.2%	$593,509,288
Unaffiliated Securities (Cost $388,911,484)		593,509,288
Other Assets in Excess of Liabilities	1.8%	10,963,448
NET ASSETS	100.0%	$604,472,736

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of July 31, 2024.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 35 FUND
Schedule of Investments July 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.3%
AEROSPACE & DEFENSE—3.6%
HEICO Corp., Cl. A	5,384	$ 1,023,552
APPLICATION SOFTWARE—2.4%
AppFolio, Inc., Cl. A*	533	118,049
AppLovin Corp., Cl. A*	7,169	552,730

		670,779
BIOTECHNOLOGY—4.1%
Natera, Inc.*	11,163	1,142,980
BROADLINE RETAIL—12.2%
Amazon.com, Inc.*	14,941	2,793,668
MercadoLibre, Inc.*	382	637,520

		3,431,188
COAL & CONSUMABLE FUELS—1.0%
Cameco Corp.	6,251	284,358
ELECTRIC UTILITIES—3.4%
Constellation Energy Corp.	5,085	965,133
ELECTRICAL COMPONENTS & EQUIPMENT—4.0%
Enovix Corp.*	18,925	272,709
Vertiv Holdings Co., Cl. A	10,888	856,886

		1,129,595
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.0%
908 Devices, Inc.*	50,447	287,043
FOOTWEAR—2.8%
Deckers Outdoor Corp.*	611	563,727
On Holding AG, Cl. A*	5,327	220,644

		784,371
HEALTHCARE EQUIPMENT—4.4%
Impulse Dynamics PLC, Series F-1(a),*,@	545,772	551,230
Intuitive Surgical, Inc.*	1,558	692,702

		1,243,932
HEALTHCARE TECHNOLOGY—0.9%
Health Catalyst, Inc.*	35,774	263,654
HOTELS RESORTS & CRUISE LINES—1.5%
Trip.com Group Ltd. ADR *	9,753	414,795
INTERACTIVE MEDIA & SERVICES—4.9%
Meta Platforms, Inc., Cl. A	2,931	1,391,727
MOVIES & ENTERTAINMENT—10.6%
Netflix, Inc.*	2,507	1,575,273
Spotify Technology SA*	4,109	1,413,250

		2,988,523
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 35 FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—99.3% (CONT.)
PASSENGER GROUND TRANSPORTATION—1.0%
Uber Technologies, Inc.*	4,201	$ 270,839
PHARMACEUTICALS—1.5%
Eli Lilly & Co.	511	410,982
RESTAURANTS—0.8%
The Cheesecake Factory, Inc.	6,036	234,740
SEMICONDUCTOR MATERIALS & EQUIPMENT—3.7%
ASML Holding NV ADR	1,117	1,046,294
SEMICONDUCTORS—19.0%
Astera Labs, Inc.*	6,221	272,729
Broadcom, Inc.	4,620	742,342
Micron Technology, Inc.	2,661	292,231
NVIDIA Corp.	27,193	3,182,125
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,227	866,636

		5,356,063
SPECIALTY CHEMICALS—0.7%
Ecolab, Inc.	909	209,697
SYSTEMS SOFTWARE—7.7%
Microsoft Corp.	5,197	2,174,165
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.1%
Apple, Inc.	10,314	2,290,533
TOTAL COMMON STOCKS (Cost $21,168,096)		28,014,943

Total Investments (Cost $21,168,096)	99.3%	$28,014,943
Unaffiliated Securities (Cost $21,168,096)		28,014,943
Other Assets in Excess of Liabilities	0.7%	192,921
NET ASSETS	100.0%	$28,207,864

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2024
Impulse Dynamics PLC, Series F-1	2/5/2024	$544,299	$551,230	1.9%
Total			$551,230	1.9%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND
Schedule of Investments July 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.0%
ADVERTISING—1.4%
The Trade Desk, Inc., Cl. A*	40,090	$ 3,603,289
AEROSPACE & DEFENSE—10.1%
Axon Enterprise, Inc.*	29,484	8,845,495
HEICO Corp.	45,840	11,063,025
TransDigm Group, Inc.	4,249	5,499,141

		25,407,661
APPAREL RETAIL—2.3%
Burlington Stores, Inc.*	21,907	5,702,830
APPLICATION SOFTWARE—22.0%
Agilysys, Inc.*	35,087	3,932,902
AppFolio, Inc., Cl. A*	21,117	4,676,993
AppLovin Corp., Cl. A*	79,738	6,147,800
Cadence Design Systems, Inc.*	19,442	5,203,846
Constellation Software, Inc.	2,031	6,408,304
Datadog, Inc., Cl. A*	29,751	3,464,206
Fair Isaac Corp.*	2,845	4,552,000
Manhattan Associates, Inc.*	18,704	4,776,627
Palantir Technologies, Inc., Cl. A*	184,817	4,969,729
Procore Technologies, Inc.*	34,120	2,423,544
Tyler Technologies, Inc.*	15,764	8,955,686

		55,511,637
ASSET MANAGEMENT & CUSTODY BANKS—1.8%
Ares Management Corp., Cl. A	29,695	4,549,274
AUTOMOTIVE RETAIL—1.1%
O'Reilly Automotive, Inc.*	2,368	2,667,173
BIOTECHNOLOGY—7.7%
Natera, Inc.*	77,885	7,974,645
Sarepta Therapeutics, Inc.*	26,956	3,834,221
Twist Bioscience Corp.*	72,039	4,020,497
Viking Therapeutics, Inc.*	60,360	3,440,520

		19,269,883
BUILDING PRODUCTS—1.0%
Trex Co., Inc.*	30,761	2,572,543
CARGO GROUND TRANSPORTATION—2.3%
Old Dominion Freight Line, Inc.	27,409	5,760,824
COAL & CONSUMABLE FUELS—1.4%
Cameco Corp.	77,305	3,516,605
CONSTRUCTION & ENGINEERING—1.3%
Comfort Systems USA, Inc.	10,027	3,333,175
CONSTRUCTION MATERIALS—2.3%
Martin Marietta Materials, Inc.	9,914	5,882,472
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.0% (CONT.)
DIVERSIFIED BANKS—1.6%
NU Holdings, Ltd., Cl. A*	330,491	$ 4,008,856
ELECTRIC UTILITIES—3.0%
Constellation Energy Corp.	40,268	7,642,866
ELECTRICAL COMPONENTS & EQUIPMENT—4.0%
Vertiv Holdings Co., Cl. A	127,794	10,057,388
ELECTRONIC COMPONENTS—2.0%
Amphenol Corp., Cl. A	76,767	4,933,047
FINANCIAL EXCHANGES & DATA—1.0%
Coinbase Global, Inc., Cl. A*	11,797	2,646,775
FOOTWEAR—2.5%
Deckers Outdoor Corp.*	6,929	6,392,903
HEALTHCARE EQUIPMENT—2.2%
Dexcom, Inc.*	28,769	1,951,114
Insulet Corp.*	18,620	3,618,797

		5,569,911
HEALTHCARE TECHNOLOGY—2.1%
Veeva Systems, Inc., Cl. A*	27,552	5,288,055
HOME IMPROVEMENT RETAIL—1.0%
Floor & Decor Holdings, Inc., Cl. A*	24,939	2,444,022
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—2.1%
Gates Industrial Corp. PLC*	281,721	5,237,193
INTERACTIVE HOME ENTERTAINMENT—0.7%
Roblox Corp., Cl. A*	41,508	1,723,412
INTERACTIVE MEDIA & SERVICES—1.6%
Pinterest, Inc., Cl. A*	124,191	3,967,903
INTERNET SERVICES & INFRASTRUCTURE—2.1%
Cloudflare, Inc., Cl. A*	68,329	5,295,498
MOVIES & ENTERTAINMENT—3.2%
Spotify Technology SA*	23,113	7,949,485
OIL & GAS EXPLORATION & PRODUCTION—2.3%
Diamondback Energy, Inc.	29,116	5,890,458
RESTAURANTS—2.0%
Chipotle Mexican Grill, Inc.*	90,500	4,915,960
SEMICONDUCTORS—5.6%
Marvell Technology, Inc.	54,740	3,666,485
Micron Technology, Inc.	38,107	4,184,911
Monolithic Power Systems, Inc.	7,316	6,314,366

		14,165,762
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.9%
Celsius Holdings, Inc.*	49,411	2,313,917
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.0% (CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.4%
Pure Storage, Inc., Cl. A*	50,499	$ 3,026,405
Super Micro Computer, Inc.*	4,130	2,897,815

		5,924,220
TOTAL COMMON STOCKS (Cost $194,333,820)		244,144,997
SHORT-TERM SECURITIES—2.6%
MONEY MARKET FUNDS—2.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.19%(a)	6,565,255	6,565,255
(Cost $6,565,255)		6,565,255

Total Investments (Cost $200,899,075)	99.6%	$250,710,252
Unaffiliated Securities (Cost $200,899,075)		250,710,252
Other Assets in Excess of Liabilities	0.4%	1,018,944
NET ASSETS	100.0%	$251,729,196

(a)	Rate shown reflects 7-day effective yield as of July 31, 2024.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.7%
ADVERTISING—1.6%
The Trade Desk, Inc., Cl. A*	41,492	$ 3,729,301
AEROSPACE & DEFENSE—4.1%
HEICO Corp.	28,534	6,886,396
TransDigm Group, Inc.	2,088	2,702,331

		9,588,727
APPLICATION SOFTWARE—15.1%
Cadence Design Systems, Inc.*	18,025	4,824,571
Clearwater Analytics Holdings, Inc., Cl. A*	178,370	3,487,134
Constellation Software, Inc.	2,560	8,077,429
Datadog, Inc., Cl. A*	32,756	3,814,109
Guidewire Software, Inc.*	27,385	4,109,667
Manhattan Associates, Inc.*	13,305	3,397,831
Procore Technologies, Inc.*	31,948	2,269,266
The Descartes Systems Group, Inc.*	53,405	5,431,594

		35,411,601
ASSET MANAGEMENT & CUSTODY BANKS—4.3%
Ares Management Corp., Cl. A	27,304	4,182,973
Blue Owl Capital, Inc., Cl. A	312,336	5,956,247

		10,139,220
AUTOMOTIVE RETAIL—1.0%
AutoZone, Inc.*	730	2,287,594
BIOTECHNOLOGY—2.5%
Natera, Inc.*	38,184	3,909,660
Vaxcyte, Inc.*	25,292	1,995,286

		5,904,946
BUILDING PRODUCTS—0.6%
Trex Co., Inc.*	16,271	1,360,744
CARGO GROUND TRANSPORTATION—3.0%
Old Dominion Freight Line, Inc.	33,100	6,956,958
CONSTRUCTION & ENGINEERING—0.5%
WillScot Holdings Corp., Cl. A*	29,121	1,193,961
CONSTRUCTION MATERIALS—1.9%
Martin Marietta Materials, Inc.	7,422	4,403,844
ELECTRICAL COMPONENTS & EQUIPMENT—3.0%
Vertiv Holdings Co., Cl. A	90,837	7,148,872
ELECTRONIC COMPONENTS—2.4%
Amphenol Corp., Cl. A	86,935	5,586,443
ENVIRONMENTAL & FACILITIES SERVICES—3.6%
GFL Environmental, Inc.	216,518	8,405,229
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.7% (CONT.)
FINANCIAL EXCHANGES & DATA—1.3%
MSCI, Inc., Cl. A	5,790	$ 3,131,000
HEALTHCARE EQUIPMENT—2.8%
Dexcom, Inc.*	28,252	1,916,051
IDEXX Laboratories, Inc.*	9,553	4,548,374

		6,464,425
HEALTHCARE TECHNOLOGY—1.6%
Veeva Systems, Inc., Cl. A*	19,890	3,817,488
HOME IMPROVEMENT RETAIL—0.8%
Floor & Decor Holdings, Inc., Cl. A*	18,141	1,777,818
HOMEBUILDING—1.5%
NVR, Inc.*	403	3,468,815
HOMEFURNISHING RETAIL—1.1%
Wayfair, Inc., Cl. A*	45,342	2,467,965
HOTELS RESORTS & CRUISE LINES—2.0%
Hilton Worldwide Holdings, Inc.	22,168	4,758,805
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.6%
Paylocity Holding Corp.*	9,957	1,494,247
INSURANCE BROKERS—0.7%
Ryan Specialty Holdings, Inc., Cl. A	28,427	1,750,819
INTERACTIVE HOME ENTERTAINMENT—0.5%
Roblox Corp., Cl. A*	28,366	1,177,756
INTERACTIVE MEDIA & SERVICES—2.3%
Pinterest, Inc., Cl. A*	170,551	5,449,105
INTERNET SERVICES & INFRASTRUCTURE—1.9%
Cloudflare, Inc., Cl. A*	25,055	1,941,762
MongoDB, Inc. *	10,313	2,602,589

		4,544,351
IT CONSULTING & OTHER SERVICES—1.7%
Globant SA*	21,035	4,095,725
LIFE SCIENCES TOOLS & SERVICES—5.0%
Mettler-Toledo International, Inc.*	2,684	4,082,445
Repligen Corp.*	31,964	5,349,175
West Pharmaceutical Services, Inc.	7,736	2,368,531

		11,800,151
MOVIES & ENTERTAINMENT—3.1%
Liberty Media Corp. Series C Liberty Formula One*	14,991	1,212,322
Spotify Technology SA*	17,807	6,124,540

		7,336,862
OIL & GAS EXPLORATION & PRODUCTION—2.7%
Diamondback Energy, Inc.	31,872	6,448,024
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.7% (CONT.)
PROPERTY & CASUALTY INSURANCE—1.1%
Intact Financial Corp.	14,013	$ 2,546,526
REAL ESTATE SERVICES—4.5%
CoStar Group, Inc.*	48,023	3,746,754
FirstService Corp.	38,521	6,724,226

		10,470,980
RESEARCH & CONSULTING SERVICES—3.1%
TransUnion	31,251	2,820,715
Verisk Analytics, Inc.	17,213	4,505,503

		7,326,218
RESTAURANTS—4.0%
Chipotle Mexican Grill, Inc.*	68,789	3,736,618
Domino's Pizza, Inc.	13,088	5,610,826

		9,347,444
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.3%
Onto Innovation, Inc.*	3,958	757,165
SEMICONDUCTORS—5.7%
Lattice Semiconductor Corp.*	61,545	3,261,885
Marvell Technology, Inc.	103,362	6,923,187
Monolithic Power Systems, Inc.	3,796	3,276,289

		13,461,361
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.9%
Celsius Holdings, Inc.*	47,263	2,213,326
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.8%
Super Micro Computer, Inc.*	2,581	1,810,959
TRADING COMPANIES & DISTRIBUTORS—3.1%
Ferguson Enterprises Inc.	32,719	7,284,885
TOTAL COMMON STOCKS (Cost $176,299,159)		227,319,660
PREFERRED STOCKS—0.0%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),(b),*,@	219,610	—
(Cost $988,245)		—
RIGHTS—0.1%
BIOTECHNOLOGY—0.1%
Tolero CDR(b),*,@	590,059	253,725
(Cost $315,502)		253,725
SPECIAL PURPOSE VEHICLE—0.6%
DATA PROCESSING & OUTSOURCED SERVICES—0.6%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		1,043,040
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
SPECIAL PURPOSE VEHICLE—0.6% (CONT.)
DATA PROCESSING & OUTSOURCED SERVICES—0.6% (CONT.)
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		$ 412,870

		1,455,910
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,675,000)		1,455,910
WARRANTS—0.0%
APPLICATION SOFTWARE—0.0%
Constellation Software, Inc., 3/31/40*	2,045	—
(Cost $0)		—
SHORT-TERM SECURITIES—2.8%
MONEY MARKET FUNDS—2.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.19%(c)	6,594,803	6,594,803
(Cost $6,594,803)		6,594,803

Total Investments (Cost $185,872,709)	100.2%	$235,624,098
Affiliated Securities (Cost $2,663,245)		1,455,910
Unaffiliated Securities (Cost $183,209,464)		234,168,188
Liabilities in Excess of Other Assets	(0.2)%	(371,980)
NET ASSETS	100.0%	$235,252,118

CDR	Contingent Deferred Rights

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(c)	Rate shown reflects 7-day effective yield as of July 31, 2024.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2024
Crosslink Ventures C, LLC, Cl. A	10/2/20	$1,200,000	$1,043,040	0.4%
Crosslink Ventures C, LLC, Cl. B	2/16/20	475,000	412,870	0.2%
Prosetta Biosciences, Inc., Series D	2/6/15	988,245	—	0.0%
Tolero CDR	2/6/17	315,502	253,725	0.1%
Total			$1,709,635	0.7%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.1%
AEROSPACE & DEFENSE—0.8%
Hexcel Corp.	33,966	$ 2,248,889
APPAREL ACCESSORIES & LUXURY GOODS—0.6%
Capri Holdings, Ltd.*	49,285	1,653,019
APPAREL RETAIL—1.9%
Aritzia, Inc.*	83,698	2,747,397
Victoria's Secret & Co.*	150,507	2,671,499

		5,418,896
APPLICATION SOFTWARE—22.3%
ACI Worldwide, Inc.*	139,090	6,012,861
AppFolio, Inc., Cl. A*	25,978	5,753,607
BILL Holdings, Inc.*	15,072	752,997
Blackbaud, Inc.*	53,021	4,208,807
BlackLine, Inc.*	44,227	2,101,667
Guidewire Software, Inc.*	35,989	5,400,869
InterDigital, Inc.	16,625	2,040,885
Manhattan Associates, Inc.*	34,462	8,800,906
nCino, Inc.*	88,202	2,889,498
Q2 Holdings, Inc.*	101,235	6,830,325
Smartsheet, Inc., Cl. A*	53,945	2,587,202
SPS Commerce, Inc.*	32,685	7,041,003
Vertex, Inc., Cl. A*	253,872	10,066,025

		64,486,652
ASSET MANAGEMENT & CUSTODY BANKS—0.5%
Affiliated Managers Group, Inc.	7,214	1,339,063
BIOTECHNOLOGY—16.1%
Absci Corp.*	664,714	2,924,742
Akero Therapeutics, Inc.*	110,356	2,949,816
Blueprint Medicines Corp.*	13,868	1,501,904
Cabaletta Bio, Inc.*	383,266	2,721,189
CareDx, Inc.*	115,648	2,311,803
Immunovant, Inc.*	74,862	2,176,238
Insmed, Inc.*	39,017	2,838,487
Keros Therapeutics, Inc.*	26,208	1,314,593
Larimar Therapeutics, Inc.*	398,960	3,347,274
Merus NV*	25,594	1,357,506
MoonLake Immunotherapeutics*	65,039	2,708,874
Natera, Inc.*	15,382	1,574,963
Nuvalent, Inc., Cl. A*	55,332	4,423,240
ORIC Pharmaceuticals, Inc.*	140,278	1,571,114
Revolution Medicines, Inc.*	62,620	2,857,977
Twist Bioscience Corp.*	52,305	2,919,142
Vaxcyte, Inc.*	45,149	3,561,805
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.1% (CONT.)
BIOTECHNOLOGY—16.1% (CONT.)
Viking Therapeutics, Inc.*	59,354	$ 3,383,178

		46,443,845
BUILDING PRODUCTS—2.4%
CSW Industrials, Inc.	11,922	3,867,735
The AZEK Co., Inc., Cl. A*	67,676	3,037,976

		6,905,711
CONSUMER STAPLES MERCHANDISE RETAIL—1.0%
BJ's Wholesale Club Holdings, Inc.*	32,615	2,868,815
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.9%
908 Devices, Inc.*	444,981	2,531,942
ELECTRONIC MANUFACTURING SERVICES—0.7%
Fabrinet*	9,551	2,106,569
FOOD RETAIL—0.5%
Grocery Outlet Holding Corp.*	68,576	1,341,347
FOOTWEAR—1.3%
On Holding AG, Cl. A*	94,007	3,893,770
HEALTHCARE DISTRIBUTORS—0.5%
PetIQ, Inc., Cl. A*	60,513	1,324,024
HEALTHCARE EQUIPMENT—3.0%
Glaukos Corp.*	24,626	2,885,428
Impulse Dynamics PLC, Series A(a),*,@	3,646,998	2,334,079
Impulse Dynamics PLC, Series F-1(a),*,@	391,753	395,671
Inmode, Ltd.*	61,333	1,111,354
Tandem Diabetes Care, Inc.*	55,349	2,046,806

		8,773,338
HEALTHCARE SERVICES—1.3%
Guardant Health, Inc.*	105,995	3,723,604
HEALTHCARE SUPPLIES—1.6%
Neogen Corp.*	265,370	4,519,251
HEALTHCARE TECHNOLOGY—0.2%
Waystar Holding Corp.*	26,751	615,273
HOMEFURNISHING RETAIL—0.8%
RH*	8,141	2,361,541
HOTELS RESORTS & CRUISE LINES—1.3%
MakeMyTrip, Ltd.*	40,072	3,750,338
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—5.6%
Gates Industrial Corp. PLC*	385,805	7,172,115
RBC Bearings, Inc.*	20,339	5,915,395
The Middleby Corp.*	21,806	2,956,457

		16,043,967
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.1% (CONT.)
INTERACTIVE MEDIA & SERVICES—0.2%
Reddit, Inc., Cl. A*	10,583	$ 643,976
INTERNET SERVICES & INFRASTRUCTURE—1.0%
Wix.com Ltd.*	17,973	2,802,440
LEISURE FACILITIES—1.0%
Planet Fitness, Inc., Cl. A*	39,248	2,892,578
LIFE SCIENCES TOOLS & SERVICES—6.5%
10X Genomics, Inc., Cl. A*	38,365	793,004
Bio-Techne Corp.	112,235	9,157,254
CryoPort, Inc.*	278,774	2,573,084
MaxCyte, Inc.*	188,744	905,971
Mesa Laboratories, Inc.	13,916	1,593,660
Quanterix Corp.*	21,926	323,628
Repligen Corp.*	15,394	2,576,186
Tempus AI, Inc.*	21,161	915,848

		18,838,635
MANAGED HEALTHCARE—0.9%
HealthEquity, Inc.*	34,304	2,692,178
MOVIES & ENTERTAINMENT—1.6%
Live Nation Entertainment, Inc.*	48,129	4,629,528
OIL & GAS EQUIPMENT & SERVICES—2.0%
ChampionX Corp.	94,643	3,242,469
Weatherford International PLC*	22,608	2,664,579

		5,907,048
OIL & GAS EXPLORATION & PRODUCTION—1.2%
Magnolia Oil & Gas Corp., Cl. A	130,260	3,548,282
PERSONAL CARE PRODUCTS—0.6%
Oddity Tech, Ltd., Cl. A*	46,378	1,875,758
PHARMACEUTICALS—0.8%
Alto Neuroscience, Inc.*	97,454	1,050,554
Structure Therapeutics, Inc. ADR*	36,635	1,369,783

		2,420,337
RESTAURANTS—8.8%
Cava Group, Inc.*	26,053	2,194,184
Kura Sushi USA, Inc., Cl. A*	53,905	3,098,998
Shake Shack, Inc., Cl. A*	76,739	6,723,871
Wingstop, Inc.	35,709	13,350,881

		25,367,934
SEMICONDUCTORS—2.2%
Astera Labs, Inc.*	16,065	704,290
Rambus, Inc.*	14,586	750,304
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.1% (CONT.)
SEMICONDUCTORS—2.2% (CONT.)
Universal Display Corp.	21,944	$ 4,885,173

		6,339,767
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.4%
Celsius Holdings, Inc.*	23,944	1,121,297
SPECIALIZED CONSUMER SERVICES—0.4%
European Wax Center, Inc., Cl. A*	108,774	1,021,388
SPECIALTY CHEMICALS—0.1%
Balchem Corp.	1,712	303,812
SYSTEMS SOFTWARE—1.7%
CyberArk Software Ltd.*	6,245	1,601,093
Onestream, Inc., Cl. A*	2,680	74,638
Rapid7, Inc.*	28,165	1,108,011
Varonis Systems, Inc.*	38,804	2,139,265

		4,923,007
TRADING COMPANIES & DISTRIBUTORS—0.5%
Xometry, Inc., Cl. A*	101,608	1,486,525
TRANSACTION & PAYMENT PROCESSING SERVICES—1.9%
DLocal Ltd.*	168,920	1,297,306
Marqeta, Inc., Cl. A*	281,640	1,518,040
Shift4 Payments, Inc., Cl. A*	39,531	2,719,337

		5,534,683
TOTAL COMMON STOCKS (Cost $227,079,984)		274,699,027
PREFERRED STOCKS—0.0%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),(b),*,@	50,688	—
(Cost $228,096)		—
RIGHTS—0.1%
BIOTECHNOLOGY—0.0%
Mirati Therapeutics, Inc. CVR(a),*,@	14,432	15,875
Tolero CDR(a),*,@	174,782	75,156

		91,031
PHARMACEUTICALS—0.1%
Fusion Pharmaceuticals, Inc. CVR(a),*,@	87,642	93,777
TOTAL RIGHTS (Cost $94,483)		184,808
SPECIAL PURPOSE VEHICLE—0.7%
DATA PROCESSING & OUTSOURCED SERVICES—0.7%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		1,564,560
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
SPECIAL PURPOSE VEHICLE—0.7% (CONT.)
DATA PROCESSING & OUTSOURCED SERVICES—0.7% (CONT.)
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		$ 412,870

		1,977,430
TOTAL SPECIAL PURPOSE VEHICLE (Cost $2,275,000)		1,977,430
SHORT-TERM SECURITIES—4.2%
MONEY MARKET FUNDS—4.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.19%(c)	12,216,024	12,216,024
(Cost $12,216,024)		12,216,024

Total Investments (Cost $241,893,587)	100.1%	$289,077,289
Affiliated Securities (Cost $2,503,096)		1,977,430
Unaffiliated Securities (Cost $239,390,491)		287,099,859
Liabilities in Excess of Other Assets	(0.1)%	(347,059)
NET ASSETS	100.0%	$288,730,230

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights
CVR	Contingent Value Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of July 31, 2024.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2024
Crosslink Ventures C, LLC, Cl. A	10/2/20	$1,800,000	$1,564,560	0.5%
Crosslink Ventures C, LLC, Cl. B	12/16/20	475,000	412,870	0.2%
Fusion Pharmaceuticals, Inc. CVR	6/5/24	—	93,777	0.1%
Impulse Dynamics PLC, Series A	2//11/22	3,646,998	2,334,079	0.8%
Impulse Dynamics PLC, Series F-1	2/5/24	390,695	395,671	0.1%
Mirati Therapeutics, Inc. CVR	1/24/24	—	15,875	0.0%
Prosetta Biosciences, Inc., Series D	2/16/15	228,096	—	0.0%
Tolero CDR	2/6/17	94,483	75,156	0.0%
Total			$4,891,988	1.7%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments July 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.7%
APPLICATION SOFTWARE—26.9%
Agilysys, Inc.*	308,759	$ 34,608,796
Altair Engineering, Inc., Cl. A*	402,349	35,551,558
AppFolio, Inc., Cl. A*	168,306	37,276,413
Clearwater Analytics Holdings, Inc., Cl. A*	1,959,638	38,310,923
Guidewire Software, Inc.*	339,684	50,976,378
Intapp, Inc.*	453,949	16,264,993
nCino, Inc.*	487,973	15,985,996
PROS Holdings, Inc.*	1,971,534	47,513,969
Q2 Holdings, Inc.*	576,056	38,866,498
SPS Commerce, Inc.*	32,358	6,970,560
Vertex, Inc., Cl. A*	748,137	29,663,632

		351,989,716
AUTOMOTIVE PARTS & EQUIPMENT—2.7%
Modine Manufacturing Co.*	295,451	34,762,765
BIOTECHNOLOGY—18.5%
Absci Corp.*	5,642,987	24,829,143
Ascendis Pharma A/S ADR*	147,597	19,704,200
Cabaletta Bio, Inc.*	1,519,064	10,785,354
CareDx, Inc.*	922,116	18,433,099
Insmed, Inc.*	402,420	29,276,055
MoonLake Immunotherapeutics*	483,565	20,140,482
Natera, Inc.*	444,001	45,461,262
Nuvalent, Inc., Cl. A*	242,931	19,419,904
Revolution Medicines, Inc.*	276,595	12,623,796
Twist Bioscience Corp.*	511,702	28,558,089
Viking Therapeutics, Inc.*	235,987	13,451,259

		242,682,643
BUILDING PRODUCTS—3.5%
AAON, Inc.	158,481	14,030,323
Trex Co., Inc.*	387,496	32,406,290

		46,436,613
CONSTRUCTION & ENGINEERING—1.3%
MYR Group, Inc.*	120,018	16,860,129
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—2.3%
Federal Signal Corp.	297,006	29,691,690
ELECTRONIC MANUFACTURING SERVICES—0.5%
Fabrinet*	29,961	6,608,198
HEALTHCARE EQUIPMENT—8.9%
Alphatec Holdings, Inc.*	2,008,998	20,290,880
Glaukos Corp.*	245,061	28,713,797
Impulse Dynamics PLC, Series F-1(a),(b),*,@	28,027,798	28,308,076
Inari Medical, Inc.*	417,357	19,432,142
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.7% (CONT.)
HEALTHCARE EQUIPMENT—8.9% (CONT.)
Tandem Diabetes Care, Inc.*	519,367	$ 19,206,192

		115,951,087
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—8.5%
Gates Industrial Corp. PLC*	1,307,756	24,311,184
RBC Bearings, Inc.*	240,642	69,988,319
SPX Technologies, Inc.*	117,444	17,327,688

		111,627,191
LIFE SCIENCES TOOLS & SERVICES—11.3%
BioLife Solutions, Inc.*	1,414,900	33,985,898
Bio-Techne Corp.	535,607	43,700,175
CryoPort, Inc.*	1,942,883	17,932,810
Repligen Corp.*	209,384	35,040,413
Stevanato Group SpA	824,424	17,049,088

		147,708,384
OIL & GAS EQUIPMENT & SERVICES—1.6%
Weatherford International PLC*	180,498	21,273,494
RESTAURANTS—4.8%
Kura Sushi USA, Inc., Cl. A*	285,413	16,408,393
Wingstop, Inc.	125,117	46,778,744

		63,187,137
SEMICONDUCTOR MATERIALS & EQUIPMENT—1.2%
Camtek Ltd.	144,729	15,196,545
SEMICONDUCTORS—0.7%
indie Semiconductor, Inc., Cl. A*	1,464,856	8,759,839
SYSTEMS SOFTWARE—2.7%
Rapid7, Inc.*	397,809	15,649,806
Tenable Holdings, Inc.*	428,568	19,679,842

		35,329,648
TRADING COMPANIES & DISTRIBUTORS—3.3%
FTAI Aviation, Ltd.	223,708	24,932,257
Xometry, Inc., Cl. A*	1,244,285	18,203,889

		43,136,146
TOTAL COMMON STOCKS (Cost $1,060,965,748)		1,291,201,225
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(b),*,@	11,905	5,119
(Cost $6,435)		5,119
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—1.5%
MONEY MARKET FUNDS—1.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.19%(c)	18,752,718	$ 18,752,718
(Cost $18,752,718)		18,752,718

Total Investments (Cost $1,079,724,901)	100.2%	$1,309,959,062
Affiliated Securities (Cost $27,952,123)		28,308,076
Unaffiliated Securities (Cost $1,051,772,778)		1,281,650,986
Liabilities in Excess of Other Assets	(0.2)%	(2,008,718)
NET ASSETS	100.0%	$1,307,950,344

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(c)	Rate shown reflects 7-day effective yield as of July 31, 2024.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2024
Impulse Dynamics PLC, Series F-1	11/28/23-2/5/24	$27,952,123	$28,308,076	2.2%
Tolero CDR	2/6/17	6,435	5,119	0.0%
Total			$28,313,195	2.2%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments July 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.0%
AEROSPACE & DEFENSE—4.8%
AAR Corp.*	136,432	$ 8,813,507
Cadre Holdings, Inc.	108,223	3,971,784
Kratos Defense & Security Solutions, Inc.*	306,896	6,917,436
Loar Holdings, Inc.*	71,611	4,475,688

		24,178,415
APPLICATION SOFTWARE—14.6%
Agilysys, Inc.*	90,415	10,134,617
nCino, Inc.*	211,223	6,919,666
PROS Holdings, Inc.*	223,952	5,397,243
Sprout Social, Inc., Cl. A*	141,865	5,542,666
SPS Commerce, Inc.*	93,903	20,228,584
Vertex, Inc., Cl. A*	652,065	25,854,377

		74,077,153
ASSET MANAGEMENT & CUSTODY BANKS—9.8%
Hamilton Lane, Inc., Cl. A	169,549	24,477,789
StepStone Group, Inc., Cl. A	502,342	25,247,709

		49,725,498
BIOTECHNOLOGY—9.4%
ACADIA Pharmaceuticals, Inc.*	809,035	15,387,846
Natera, Inc.*	249,205	25,516,100
Ultragenyx Pharmaceutical, Inc.*	150,923	6,794,553

		47,698,499
BROADLINE RETAIL—3.3%
Ollie's Bargain Outlet Holdings, Inc.*	163,030	15,918,249
Savers Value Village, Inc.*	92,960	947,263

		16,865,512
CARGO GROUND TRANSPORTATION—2.2%
RXO, Inc.*	350,122	11,102,369
CONSTRUCTION & ENGINEERING—0.1%
MYR Group, Inc.*	5,258	738,644
CONSUMER FINANCE—0.7%
Upstart Holdings, Inc.*	126,624	3,536,608
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.9%
Novanta, Inc.*	48,907	8,860,970
PAR Technology Corp.*	10,391	526,200

		9,387,170
ENVIRONMENTAL & FACILITIES SERVICES—8.3%
Casella Waste Systems, Inc., Cl. A*	272,047	28,173,187
CECO Environmental Corp.*	67,354	1,966,737
Montrose Environmental Group, Inc.*	373,853	11,922,172

		42,062,096
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.0% (CONT.)
HEALTHCARE EQUIPMENT—13.4%
Glaukos Corp.*	232,719	$ 27,267,685
Impulse Dynamics PLC, Series A(a),*,@	2,986,209	1,911,174
Inmode, Ltd.*	106,682	1,933,078
Inogen, Inc.*	207,823	1,922,363
Inspire Medical Systems, Inc.*	37,698	5,317,303
iRhythm Technologies, Inc.*	90,081	7,769,486
Nevro Corp.*	552,610	5,487,417
Tandem Diabetes Care, Inc.*	440,129	16,275,970

		67,884,476
HEALTHCARE FACILITIES—1.0%
US Physical Therapy, Inc.	54,427	5,306,632
HEALTHCARE SERVICES—1.8%
NeoGenomics, Inc.*	502,308	8,905,921
HEALTHCARE SUPPLIES—2.8%
Neogen Corp.*	827,980	14,100,499
HEALTHCARE TECHNOLOGY—0.3%
Definitive Healthcare Corp.*	385,787	1,504,569
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.7%
First Advantage Corp.	212,005	3,650,726
LEISURE FACILITIES—1.1%
Planet Fitness, Inc., Cl. A*	76,334	5,625,816
MANAGED HEALTHCARE—3.2%
Progyny, Inc.*	578,941	16,326,136
OIL & GAS EQUIPMENT & SERVICES—0.7%
Core Laboratories, Inc.	138,671	3,396,053
PROPERTY & CASUALTY INSURANCE—1.5%
Palomar Holdings, Inc.*	80,098	7,369,817
REAL ESTATE SERVICES—5.8%
FirstService Corp.	168,992	29,499,244
RESTAURANTS—1.1%
Wingstop, Inc.	14,601	5,459,022
SEMICONDUCTORS—2.4%
Impinj, Inc.*	19,283	3,071,589
Semtech Corp.*	153,962	4,883,675
SiTime Corp.*	28,944	4,108,601

		12,063,865
TRADING COMPANIES & DISTRIBUTORS—6.1%
SiteOne Landscape Supply, Inc.*	109,265	16,026,990
Transcat, Inc.*	117,952	13,592,789
Xometry, Inc., Cl. A*	73,924	1,081,508

		30,701,287
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.0% (CONT.)
TRANSACTION & PAYMENT PROCESSING SERVICES—1.0%
Flywire Corp.*	274,219	$ 5,020,950
TOTAL COMMON STOCKS (Cost $373,452,967)		496,186,977
PREFERRED STOCKS—0.0%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),(b),*,@	231,474	—
(Cost $1,041,633)		—
SHORT-TERM SECURITIES—2.2%
MONEY MARKET FUNDS—2.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.19%(c)	11,457,792	11,457,792
(Cost $11,457,792)		11,457,792

Total Investments (Cost $385,952,392)	100.2%	$507,644,769
Affiliated Securities (Cost $1,041,633)		0
Unaffiliated Securities (Cost $384,910,759)		507,644,769
Liabilities in Excess of Other Assets	(0.2)%	(1,208,292)
NET ASSETS	100.0%	$506,436,477

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of July 31, 2024.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2024
Impulse Dynamics PLC, Series A	2/11/22	$2,986,210	$1,911,174	0.4%
Prosetta Biosciences, Inc., Series D	2/6/15	1,041,633	—	0.0%
Total			$1,911,174	0.4%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments July 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.6%
BRAZIL—4.9%
BROADLINE RETAIL—2.3%
MercadoLibre, Inc.*	2,081	$ 3,472,981
DIVERSIFIED BANKS—2.6%
NU Holdings, Ltd., Cl. A*	331,988	4,027,014

TOTAL BRAZIL (Cost $4,084,287)		7,499,995
CANADA—10.7%
APPLICATION SOFTWARE—2.6%
Constellation Software, Inc.	1,266	3,994,541
GENERAL MERCHANDISE STORES—3.1%
Dollarama, Inc.	49,928	4,680,535
RAIL TRANSPORTATION—2.4%
Canadian Pacific Kansas City, Ltd.	43,595	3,655,835
SPECIALIZED FINANCE—2.6%
Element Fleet Management Corp.	204,589	3,913,516

TOTAL CANADA (Cost $14,260,731)		16,244,427
CHINA—4.1%
DISTILLERS & VINTNERS—1.5%
Kweichow Moutai Co., Ltd., Cl. A	11,799	2,319,658
HOTELS RESORTS & CRUISE LINES—2.6%
Trip.com Group Ltd. ADR*	91,867	3,907,103

TOTAL CHINA (Cost $6,141,039)		6,226,761
DENMARK—3.8%
PHARMACEUTICALS—3.8%
Novo Nordisk A/S, Cl. B	43,828	5,806,899
(Cost $3,212,423)
FRANCE—11.1%
APPAREL ACCESSORIES & LUXURY GOODS—1.8%
LVMH Moet Hennessy Louis Vuitton SE	3,771	2,659,922
HEALTHCARE SUPPLIES—2.3%
EssilorLuxottica SA	15,519	3,551,365
INDUSTRIAL GASES—1.9%
Air Liquide SA	15,915	2,903,828
OIL & GAS STORAGE & TRANSPORTATION—2.5%
Gaztransport Et Technigaz SA	26,291	3,873,852
PERSONAL CARE PRODUCTS—1.6%
L'Oreal SA	5,591	2,417,816
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—99.6% (CONT.)
FRANCE—11.1% (CONT.)
TRANSACTION & PAYMENT PROCESSING SERVICES—1.0%
Edenred SE	37,549	$ 1,563,495

TOTAL FRANCE (Cost $14,959,778)		16,970,278
GERMANY—2.7%
MOVIES & ENTERTAINMENT—2.7%
CTS Eventim AG & Co. KGaA	46,960	4,136,416
(Cost $3,331,692)
HUNGARY—2.1%
PHARMACEUTICALS—2.1%
Richter Gedeon Nyrt	110,619	3,153,576
(Cost $3,055,013)
INDIA—8.9%
AEROSPACE & DEFENSE—2.8%
Bharat Electronics, Ltd.	1,142,004	4,321,217
DIVERSIFIED BANKS—3.4%
ICICI Bank, Ltd. ADR	176,308	5,132,326
HOTELS RESORTS & CRUISE LINES—2.7%
MakeMyTrip, Ltd.*	43,377	4,059,654

TOTAL INDIA (Cost $8,459,435)		13,513,197
INDONESIA—2.6%
DIVERSIFIED BANKS—2.6%
PT Bank Central Asia Tbk	6,284,077	3,979,146
(Cost $3,905,510)
ITALY—2.2%
AUTOMOBILE MANUFACTURERS—2.2%
Ferrari NV	8,263	3,412,702
(Cost $968,108)
JAPAN—17.7%
BROADLINE RETAIL—2.6%
Pan Pacific International Holdings Corp.	154,422	4,028,751
HUMAN RESOURCE & EMPLOYMENT SERVICES—2.9%
Recruit Holdings Co., Ltd.	76,273	4,373,745
INDUSTRIAL CONGLOMERATES—2.7%
Hitachi, Ltd.	190,515	4,116,397
INDUSTRIAL GASES—3.1%
Nippon Sanso Holdings Corp.	145,221	4,746,078
INTERACTIVE HOME ENTERTAINMENT—2.7%
Nintendo Co., Ltd.	74,822	4,134,544
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—99.6% (CONT.)
JAPAN—17.7% (CONT.)
PACKAGED FOODS & MEATS—2.7%
Toyo Suisan Kaisha, Ltd.	61,528	$ 4,131,358
SEMICONDUCTOR MATERIALS & EQUIPMENT—1.0%
Lasertec Corp.	8,138	1,443,952

TOTAL JAPAN (Cost $21,698,501)		26,974,825
MEXICO—1.8%
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.8%
Arca Continental SAB de CV	274,897	2,708,542
(Cost $3,209,319)
NETHERLANDS—2.3%
SEMICONDUCTOR MATERIALS & EQUIPMENT—2.3%
ASML Holding NV	3,751	3,492,824
(Cost $650,487)
SAUDI ARABIA—1.6%
IT CONSULTING & OTHER SERVICES—1.6%
Elm Co.	10,292	2,509,963
(Cost $1,211,522)
SOUTH KOREA—2.7%
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.7%
Samsung Electronics Co., Ltd.	66,171	4,080,254
(Cost $3,942,445)
SWITZERLAND—2.2%
ASSET MANAGEMENT & CUSTODY BANKS—2.2%
Partners Group Holding AG	2,519	3,390,685
(Cost $1,971,525)
TAIWAN—5.5%
SEMICONDUCTORS—5.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	50,609	8,390,972
(Cost $5,707,624)
UNITED KINGDOM—11.1%
ASSET MANAGEMENT & CUSTODY BANKS—1.7%
3i Group PLC	65,259	2,625,417
INTEGRATED OIL & GAS—1.8%
Shell PLC	73,384	2,675,866
PHARMACEUTICALS—3.5%
AstraZeneca PLC	33,332	5,295,484
RESEARCH & CONSULTING SERVICES—1.9%
RELX PLC	61,729	2,913,455
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—99.6% (CONT.)
UNITED KINGDOM—11.1% (CONT.)
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—2.2%
Coca-Cola HBC AG*	93,665	$ 3,417,828

TOTAL UNITED KINGDOM (Cost $14,905,912)		16,928,050
UNITED STATES—1.6%
OIL & GAS EQUIPMENT & SERVICES—1.6%
Schlumberger Ltd.	50,561	2,441,591
(Cost $1,588,939)
TOTAL COMMON STOCKS (Cost $117,264,290)		151,861,103

MONEY MARKET FUNDS—0.6%
UNITED STATES—0.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.19%(a)	876,251	876,251
(Cost $876,251)

Total Investments (Cost $118,140,541)	100.2%	$152,737,354
Unaffiliated Securities (Cost $118,140,541)		152,737,354
Liabilities in Excess of Other Assets	(0.2)%	(262,774)
NET ASSETS	100.0%	$152,474,580

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of July 31, 2024.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments July 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.0%
BIOTECHNOLOGY—31.1%
AbbVie, Inc.	27,608	$ 5,116,315
Amgen, Inc.	20,169	6,705,587
Ascendis Pharma A/S ADR*	12,888	1,720,548
Biohaven, Ltd.*	16,510	649,338
Blueprint Medicines Corp.*	12,272	1,329,058
Cabaletta Bio, Inc.*	49,604	352,188
Forte Biosciences, Inc.*	1,192,842	656,421
Insmed, Inc.*	23,153	1,684,381
Larimar Therapeutics, Inc.*	75,747	635,517
Madrigal Pharmaceuticals, Inc.*	2,201	626,537
Natera, Inc.*	4,869	498,537
Nuvalent, Inc., Cl. A*	14,905	1,191,506
Regeneron Pharmaceuticals, Inc.*	4,576	4,938,373
Vaxcyte, Inc.*	13,347	1,052,945
Vertex Pharmaceuticals, Inc.*	9,174	4,547,735
Viking Therapeutics, Inc.*	20,814	1,186,398

		32,891,384
HEALTHCARE DISTRIBUTORS—4.8%
McKesson Corp.	8,160	5,034,883
HEALTHCARE EQUIPMENT—13.1%
Boston Scientific Corp.*	45,286	3,345,730
Edwards Lifesciences Corp.*	12,177	767,760
Impulse Dynamics PLC, Series A(a),*,@	5,000,001	3,200,001
Impulse Dynamics PLC, Series F-1(a),*,@	2,557,038	2,582,608
Insulet Corp.*	3,213	624,446
Intuitive Surgical, Inc.*	7,479	3,325,238

		13,845,783
HEALTHCARE FACILITIES—8.0%
Concentra Group Holdings Parent, Inc.*	40,000	932,400
Encompass Health Corp.	37,188	3,456,253
Tenet Healthcare Corp.*	15,336	2,295,799
The Ensign Group, Inc.*	12,710	1,788,933

		8,473,385
LIFE & HEALTH INSURANCE—3.2%
Oscar Health, Inc., Cl. A*	194,146	3,432,501
LIFE SCIENCES TOOLS & SERVICES—7.9%
Codexis, Inc.*	306,492	1,097,241
Danaher Corp.	4,397	1,218,321
ICON PLC*	11,947	3,923,873
Medpace Holdings, Inc.*	5,561	2,127,194

		8,366,629
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.0% (CONT.)
MANAGED HEALTHCARE—9.7%
Elevance Health, Inc.	6,249	$ 3,324,656
UnitedHealth Group, Inc.	12,021	6,926,019

		10,250,675
PHARMACEUTICALS—18.2%
AstraZeneca PLC ADR	68,203	5,398,268
Eli Lilly & Co.	6,089	4,897,200
Intra-Cellular Therapies, Inc.*	16,564	1,303,918
Merck & Co., Inc.	40,512	4,583,123
Novo Nordisk A/S ADR	4,245	563,014
Sandoz Group Ltd.	58,293	2,528,357

		19,273,880
TOTAL COMMON STOCKS (Cost $87,053,607)		101,569,120
PREFERRED STOCKS—0.0%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),(b),*,@	897,366	—
(Cost $4,038,147)		—
RIGHTS—0.8%
BIOTECHNOLOGY—0.8%
Tolero CDR(a),*,@	1,956,996	841,508
(Cost $1,044,373)		841,508
SHORT-TERM SECURITIES—3.2%
MONEY MARKET FUNDS—3.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.19%(c)	3,419,496	3,419,496
(Cost $3,419,496)		3,419,496

Total Investments (Cost $95,555,623)	100.0%	$105,830,124
Affiliated Securities (Cost $4,038,147)		0
Unaffiliated Securities (Cost $91,517,476)		105,830,124
Liabilities in Excess of Other Assets	(0.0)%	(37,973)
NET ASSETS	100.0%	$105,792,151

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of July 31, 2024.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2024
Impulse Dynamics PLC, Series A	2/11/22-6/2/23	$5,000,002	$3,200,001	3.0%
Impulse Dynamics PLC, Series F-1	11/28/23-2/5/24	2,550,135	2,582,608	2.4%
Prosetta Biosciences, Inc., Series D	2/6/15	4,038,147	—	0.0%
Tolero CDR	2/6/17	1,044,373	841,508	0.8%
Total			$6,624,117	6.2%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER AI ENABLERS & ADOPTERS FUND
Schedule of Investments July 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—94.5%
ADVERTISING—0.4%
The Trade Desk, Inc., Cl. A*	163	$ 14,650
APPLICATION SOFTWARE—6.2%
Adobe, Inc.*	83	45,787
AppLovin Corp., Cl. A*	2,069	159,520
Cadence Design Systems, Inc.*	89	23,822
HubSpot, Inc.*	16	7,952

		237,081
AUTOMOBILE MANUFACTURERS—0.7%
Tesla, Inc.*	107	24,832
BIOTECHNOLOGY—1.7%
Natera, Inc.*	642	65,734
BROADLINE RETAIL—12.5%
Amazon.com, Inc.*	2,267	423,884
MercadoLibre, Inc.*	31	51,736

		475,620
CASINOS & GAMING—1.4%
DraftKings, Inc., Cl. A*	1,387	51,250
COMPUTER & ELECTRONICS RETAIL—0.4%
Best Buy Co., Inc.	189	16,352
CONSTRUCTION & ENGINEERING—0.3%
Quanta Services, Inc.	47	12,473
CONSUMER STAPLES MERCHANDISE RETAIL—0.5%
Walmart, Inc.	286	19,631
DIVERSIFIED BANKS—0.9%
Citigroup, Inc.	365	23,681
JPMorgan Chase & Co.	50	10,640

		34,321
ELECTRIC UTILITIES—2.7%
Constellation Energy Corp.	309	58,648
NextEra Energy, Inc.	143	10,924
NRG Energy, Inc.	447	33,601

		103,173
ELECTRICAL COMPONENTS & EQUIPMENT—2.0%
Vertiv Holdings Co., Cl. A	938	73,821
FINANCIAL EXCHANGES & DATA—2.9%
S&P Global, Inc.	223	108,095
HEALTHCARE EQUIPMENT—1.3%
Intuitive Surgical, Inc.*	113	50,241
INTERACTIVE MEDIA & SERVICES—9.4%
Alphabet, Inc., Cl. C	719	124,495
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER AI ENABLERS & ADOPTERS FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—94.5% (CONT.)
INTERACTIVE MEDIA & SERVICES—9.4% (CONT.)
Meta Platforms, Inc., Cl. A	421	$ 199,903
Pinterest, Inc., Cl. A*	1,017	32,493

		356,891
INTERNET SERVICES & INFRASTRUCTURE—0.6%
Shopify, Inc., Cl. A*	390	23,868
MANAGED HEALTHCARE—1.4%
UnitedHealth Group, Inc.	95	54,735
MOVIES & ENTERTAINMENT—2.7%
Netflix, Inc.*	100	62,835
Spotify Technology SA*	110	37,833

		100,668
PASSENGER GROUND TRANSPORTATION—0.6%
Uber Technologies, Inc.*	342	22,049
SEMICONDUCTOR MATERIALS & EQUIPMENT—2.1%
Applied Materials, Inc.	41	8,700
ASML Holding NV ADR	77	72,126

		80,826
SEMICONDUCTORS—19.6%
Advanced Micro Devices, Inc.*	229	33,086
Broadcom, Inc.	967	155,378
Marvell Technology, Inc.	278	18,620
Micron Technology, Inc.	376	41,292
NVIDIA Corp.	3,513	411,091
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	511	84,724

		744,191
SYSTEMS SOFTWARE—13.0%
Microsoft Corp.	1,108	463,532
ServiceNow, Inc.*	36	29,318

		492,850
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—11.2%
Apple, Inc.	1,816	403,297
Dell Technologies, Inc., Cl. C	211	23,987

		427,284
TOTAL COMMON STOCKS (Cost $3,318,596)		3,590,636
REAL ESTATE INVESTMENT TRUST—2.1%
DATA CENTER—2.1%
Digital Realty Trust, Inc.	169	25,264
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER AI ENABLERS & ADOPTERS FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—2.1% (CONT.)
DATA CENTER—2.1% (CONT.)
Equinix, Inc.	71	$ 56,107
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $81,586)		81,371
SHORT-TERM SECURITIES—4.5%
MONEY MARKET FUNDS—4.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.19%(a)	169,552	169,552
(Cost $169,552)		169,552

Total Investments (Cost $3,569,734)	101.1%	$3,841,559
Unaffiliated Securities (Cost $3,569,734)		3,841,559
Liabilities in Excess of Other Assets	(1.1)%	(40,224)
NET ASSETS	100.0%	$3,801,335

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of July 31, 2024.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of  the Commonwealth of  Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of  shares of  beneficial interest in twelve series — Alger Capital Appreciation Fund, Alger Concentrated Equity Fund, Alger Growth & Income Fund, Alger 35 Fund, Alger Mid Cap Focus Fund, Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger International Opportunities Fund, Alger Health Sciences Fund and Alger AI Enablers & Adopters Fund (collectively, the “Funds” or individually, each a “Fund”). Alger Capital Appreciation Fund, Alger Concentrated Equity Fund, Alger 35 Fund, Alger Mid Cap Focus Fund, Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger International Focus Fund, Alger Health Sciences Fund and Alger AI Enablers & Adopters Fund normally invest primarily in equity securities and each has an investment objective of  long-term capital appreciation. Alger Growth & Income Fund also normally invests primarily in equity securities and has an investment objective of  both capital appreciation and current income.
Each Fund offers one or more of  the following share classes: Class A, B, C, I, Y and Z. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of  the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of  any sales charges or other fees. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of  a shareholder’s Class C shares, without the imposition of  any sales load, fee or other charge. Class B and C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Class I, Y and Z shares are generally sold to institutional investors and are sold without an initial or deferred sales charge. Class Y and Z shares are generally subject to a minimum initial investment of $500,000. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of  the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of  the Fund’s assets).

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Group Holdings, LLC the parent company of Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) acquired Redwood Investments, LLC (“Redwood”) effective January 31, 2024. Redwood became the sub-advisor to the Alger International Opportunities Fund effective February 1, 2024. No changes were made to the investment objective, principal investment strategies, principal risks or investment restrictions as a result of this change
On May 29, 2024, the Board approved a change in the Fund's name from Alger International Focus Fund to Alger International Opportunities Fund effective on or about August 6, 2024.
Alger Concentrated Equity Fund and Alger AI Enablers & Adopters Fund each launched on April 4, 2024.
On May 23, 2023, the Board of Trustees of the Trust (the "Board") approved the transition of the Funds' custodian and administrator from Brown Brothers Harriman & Company to The Bank of New York (collectively, the "Custodian"). This change became effective on January 29, 2024.
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds' investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.
FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.
NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of July 31, 2024 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$254,641,813	$254,641,813	$—	$—
Consumer Discretionary	220,687,613	219,147,695	1,539,918	—
Consumer Staples	2,978,152	2,978,152	—	—
Energy	368,014	368,014	—	—
Financials	73,029,482	73,029,482	—	—
Healthcare	206,250,897	206,250,897	—	—
Industrials	138,710,368	138,710,368	—	—
Information Technology	868,681,471	868,681,471	—	—
Materials	11,961,449	11,961,449	—	—
Utilities	21,868,232	21,868,232	—	—
TOTAL COMMON STOCKS	$1,799,177,491	$1,797,637,573	$1,539,918	$—
PREFERRED STOCKS
Financials	991,140	—	—	991,140

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
REAL ESTATE INVESTMENT TRUST
Real Estate	$17,760,644	$17,760,644	$—	$—
SPECIAL PURPOSE VEHICLE
Information Technology	2,412,030	—	—	2,412,030
SHORT-TERM INVESTMENTS
Money Market Funds	235,111	235,111	—	—
TOTAL INVESTMENTS IN SECURITIES	$1,820,576,416	$1,815,633,328	$1,539,918	$3,403,170

Alger Concentrated Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$601,757	$601,757	$—	$—
Consumer Discretionary	528,224	528,224	—	—
Energy	38,530	38,530	—	—
Financials	187,912	187,912	—	—
Healthcare	365,479	365,479	—	—
Industrials	419,095	419,095	—	—
Information Technology	2,168,797	2,168,797	—	—
Utilities	69,657	69,657	—	—
TOTAL COMMON STOCKS	$4,379,451	$4,379,451	$—	$—
SHORT-TERM INVESTMENTS
Money Market Funds	80,777	80,777	—	—
TOTAL INVESTMENTS IN SECURITIES	$4,460,228	$4,460,228	$—	$—

Alger Growth & Income Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$58,479,406	$58,479,406	$—	$—
Consumer Discretionary	42,321,486	42,321,486	—	—
Consumer Staples	34,586,104	34,586,104	—	—
Energy	27,210,043	27,210,043	—	—
Financials	76,555,739	76,555,739	—	—
Healthcare	70,069,130	70,069,130	—	—
Industrials	35,745,875	35,745,875	—	—
Information Technology	185,458,192	185,458,192	—	—
Materials	10,063,924	10,063,924	—	—
Utilities	9,029,385	9,029,385	—	—
TOTAL COMMON STOCKS	$549,519,284	$549,519,284	$—	$—
MASTER LIMITED PARTNERSHIP
Energy	2,341,948	2,341,948	—	—
REAL ESTATE INVESTMENT TRUST
Real Estate	17,454,752	17,454,752	—	—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Growth & Income Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SHORT-TERM INVESTMENTS
Money Market Funds	$24,193,304	$24,193,304	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$593,509,288	$593,509,288	$—	$—

Alger 35 Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$4,380,250	$4,380,250	$—	$—
Consumer Discretionary	4,865,094	4,865,094	—	—
Energy	284,358	284,358	—	—
Healthcare	3,061,548	2,510,318	—	551,230
Industrials	2,423,986	2,423,986	—	—
Information Technology	11,824,877	11,824,877	—	—
Materials	209,697	209,697	—	—
Utilities	965,133	965,133	—	—
TOTAL COMMON STOCKS	$28,014,943	$27,463,713	$—	$551,230
TOTAL INVESTMENTS IN SECURITIES	$28,014,943	$27,463,713	$—	$551,230

Alger Mid Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$17,244,089	$17,244,089	$—	$—
Consumer Discretionary	22,122,888	22,122,888	—	—
Consumer Staples	2,313,917	2,313,917	—	—
Energy	9,407,063	9,407,063	—	—
Financials	11,204,905	11,204,905	—	—
Healthcare	30,127,849	30,127,849	—	—
Industrials	52,368,784	52,368,784	—	—
Information Technology	85,830,164	85,830,164	—	—
Materials	5,882,472	5,882,472	—	—
Utilities	7,642,866	7,642,866	—	—
TOTAL COMMON STOCKS	$244,144,997	$244,144,997	$—	$—
SHORT-TERM INVESTMENTS
Money Market Funds	6,565,255	6,565,255	—	—
TOTAL INVESTMENTS IN SECURITIES	$250,710,252	$250,710,252	$—	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$17,693,024	$17,693,024	$—	$—
Consumer Discretionary	24,108,441	24,108,441	—	—
Consumer Staples	2,213,326	2,213,326	—	—
Energy	6,448,024	6,448,024	—	—
Financials	17,567,565	17,567,565	—	—
Healthcare	27,987,010	27,987,010	—	—
Industrials	50,759,841	50,759,841	—	—
Information Technology	65,667,605	65,667,605	—	—
Materials	4,403,844	4,403,844	—	—
Real Estate	10,470,980	10,470,980	—	—
TOTAL COMMON STOCKS	$227,319,660	$227,319,660	$—	$—
PREFERRED STOCKS
Healthcare	— [1]	—	—	— [1]
RIGHTS
Healthcare	253,725	—	—	253,725
SPECIAL PURPOSE VEHICLE
Information Technology	1,455,910	—	—	1,455,910
WARRANTS
Information Technology	— [2]	—	— [2]	—
SHORT-TERM INVESTMENTS
Money Market Funds	6,594,803	6,594,803	—	—
TOTAL INVESTMENTS IN SECURITIES	$235,624,098	$233,914,463	$—	$1,709,635

Alger Small Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$5,273,504	$5,273,504	$—	$—
Consumer Discretionary	46,359,464	46,359,464	—	—
Consumer Staples	7,207,217	7,207,217	—	—
Energy	9,455,330	9,455,330	—	—
Financials	6,873,746	6,873,746	—	—
Healthcare	89,350,485	86,620,735	—	2,729,750
Industrials	26,685,092	26,685,092	—	—
Information Technology	83,190,377	83,190,377	—	—
Materials	303,812	303,812	—	—
TOTAL COMMON STOCKS	$274,699,027	$271,969,277	$—	$2,729,750
PREFERRED STOCKS
Healthcare	— [1]	—	—	— [1]
RIGHTS
Healthcare	184,808	—	—	184,808
SPECIAL PURPOSE VEHICLE
Information Technology	1,977,430	—	—	1,977,430
SHORT-TERM INVESTMENTS
Money Market Funds	12,216,024	12,216,024	—	—
TOTAL INVESTMENTS IN SECURITIES	$289,077,289	$284,185,301	$—	$4,891,988

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$97,949,902	$97,949,902	$—	$—
Energy	21,273,494	21,273,494	—	—
Healthcare	506,342,114	478,034,038	—	28,308,076
Industrials	247,751,769	247,751,769	—	—
Information Technology	417,883,946	417,883,946	—	—
TOTAL COMMON STOCKS	$1,291,201,225	$1,262,893,149	$—	$28,308,076
RIGHTS
Healthcare	5,119	—	—	5,119
SHORT-TERM INVESTMENTS
Money Market Funds	18,752,718	18,752,718	—	—
TOTAL INVESTMENTS IN SECURITIES	$1,309,959,062	$1,281,645,867	$—	$28,313,195

Alger Weatherbie Specialized Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$27,950,350	$27,950,350	$—	$—
Energy	3,396,053	3,396,053	—	—
Financials	65,652,873	65,652,873	—	—
Healthcare	161,726,732	159,815,558	—	1,911,174
Industrials	112,433,537	112,433,537	—	—
Information Technology	95,528,188	95,528,188	—	—
Real Estate	29,499,244	29,499,244	—	—
TOTAL COMMON STOCKS	$496,186,977	$494,275,803	$—	$1,911,174
PREFERRED STOCKS
Healthcare	— [1]	—	—	— [1]
SHORT-TERM INVESTMENTS
Money Market Funds	11,457,792	11,457,792	—	—
TOTAL INVESTMENTS IN SECURITIES	$507,644,769	$505,733,595	$—	$1,911,174

Alger International Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$8,270,960	$—	$8,270,960	$—
Consumer Discretionary	26,221,648	19,532,975	6,688,673	—
Consumer Staples	14,995,202	2,708,542	12,286,660	—
Energy	8,991,309	2,441,591	6,549,718	—
Financials	24,631,599	13,072,856	11,558,743	—
Healthcare	17,807,324	3,153,576	14,653,748	—
Industrials	19,380,649	3,655,835	15,724,814	—
Information Technology	23,912,506	12,385,513	11,526,993	—
Materials	7,649,906	—	7,649,906	—
TOTAL COMMON STOCKS	$151,861,103	$56,950,888	$94,910,215	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger International Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SHORT-TERM INVESTMENTS
Money Market Funds	$876,251	$876,251	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$152,737,354	$57,827,139	$94,910,215	$—

Alger Health Sciences Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Financials	$3,432,501	$3,432,501	$—	$—
Healthcare	98,136,619	89,825,653	2,528,357	5,782,609
TOTAL COMMON STOCKS	$101,569,120	$93,258,154	$2,528,357	$5,782,609
PREFERRED STOCKS
Healthcare	— [1]	—	—	— [1]
RIGHTS
Healthcare	841,508	—	—	841,508
SHORT-TERM INVESTMENTS
Money Market Funds	3,419,496	3,419,496	—	—
TOTAL INVESTMENTS IN SECURITIES	$105,830,124	$96,677,650	$2,528,357	$6,624,117

Alger AI Enablers & Adopters Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$472,209	$472,209	$—	$—
Consumer Discretionary	568,054	568,054	—	—
Consumer Staples	19,631	19,631	—	—
Financials	142,416	142,416	—	—
Healthcare	170,710	170,710	—	—
Industrials	108,343	108,343	—	—
Information Technology	2,006,100	2,006,100	—	—
Utilities	103,173	103,173	—	—
TOTAL COMMON STOCKS	$3,590,636	$3,590,636	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	81,371	81,371	—	—
SHORT-TERM INVESTMENTS
Money Market Funds	169,552	169,552	—	—
TOTAL INVESTMENTS IN SECURITIES	$3,841,559	$3,841,559	$—	$—

[1]
Alger Mid Cap Growth Fund's, Alger Weatherbie Specialized Growth Fund's, Alger Small Cap Growth Fund's and Alger
Health Sciences Fund's holdings of Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2024.

[2]	Alger Mid Cap Growth Fund's holdings of Constellation Software, Inc. warrants expiring March 31, 2040, are classified as a Level 2 investment and are fair valued at zero as of July 31, 2024.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Preferred Stocks
Opening balance at November 1, 2023	$1,049,884
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(58,744)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2024	991,140
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2024	$(58,744)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Special Purpose Vehicle
Opening balance at November 1, 2023	$2,555,109
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(143,079)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2024	2,412,030
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2024	$(143,079)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger 35 Fund	Common Stocks
Opening balance at November 1, 2023	$470,076
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	81,154
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2024	551,230
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2024	$81,154

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2023	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2024	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2024	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Rights
Opening balance at November 1, 2023	$401,240
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(147,515)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2024	253,725
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2024	$(147,515)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Special Purpose Vehicle
Opening balance at November 1, 2023	$1,542,273
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(86,363)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2024	1,455,910
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2024	$(86,363)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Common Stocks
Opening balance at November 1, 2023	$3,149,680
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net change in unrealized appreciation (depreciation) on investments	(810,625)
Included in net realized gain (loss) on investments	—
Purchases and sales
Purchases	390,695
Sales/Distributions	—
Closing balance at July 31, 2024	2,729,750
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2024	$(810,625)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2023	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2024	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2024	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Rights
Opening balance at November 1, 2023	$118,852
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	65,956
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2024	184,808
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2024	$65,956

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Special Purpose Vehicle
Opening balance at November 1, 2023	$2,094,729
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(117,299)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2024	1,977,430
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2024	$(117,299)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Common Stocks
Opening balance at November 1, 2023	$20,678,300
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	3,620,948
Purchases and sales
Purchases	4,008,828
Sales/Distributions	—
Closing balance at July 31, 2024	28,308,076
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2024	$3,620,948

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Rights
Opening balance at November 1, 2023	$8,095
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(2,976)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2024	5,119
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2024	$(2,976)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Weatherbie Specialized Growth Fund	Common Stocks
Opening balance at November 1, 2023	$2,578,999
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(667,825)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2024	1,911,174
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2024	$(667,825)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Weatherbie Specialized Growth Fund	Preferred Stocks
Opening balance at November 1, 2023	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2024	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2024	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Common Stocks
Opening balance at November 1, 2023	$6,616,482
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(1,243,872)
Purchases and sales
Purchases	409,999
Sales/Distributions	—
Closing balance at July 31, 2024	5,782,609
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2024	$(1,243,872)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Preferred Stocks
Opening balance at November 1, 2023	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2024	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2024	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Rights
Opening balance at November 1, 2023	$1,330,757
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(489,249)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2024	841,508
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2024	$(489,249)

*	Includes securities that are fair valued at zero.
The following table provides quantitative information about each Fund's Level 3 fair value measurements of its investments as of July 31, 2024. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund's fair value measurements.

	Fair Value July 31, 2024	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Capital Appreciation Fund
Preferred Stocks	$991,140	Market Approach	Revenue Multiple	8.50x-10.50x	N/A
Special Purpose Vehicle	2,412,030	Market Approach	Revenue Multiple	8.50x-10.50x	N/A
Alger 35 Fund
Common Stocks	551,230	Income Approach	Revenue Multiple	5.75x-6.75x	N/A
Alger Mid Cap Growth Fund
Preferred Stocks	—*	Income Approach	Discount Rate	100%	N/A
Rights[2]	253,725	Income Approach	Discount Rate Probability of Success	6.74%-8.02% 0.00%-25.00%	N/A N/A
Special Purpose Vehicle	1,455,910	Market Approach	Revenue Multiple	8.50x-10.50x	N/A
Alger Small Cap Growth Fund
Common Stocks	2,729,750	Market Approach	Revenue Multiple	5.75x-6.75x	N/A

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value July 31, 2024	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Preferred Stocks	$—*	Income Approach	Discount Rate	100%	N/A
Rights[1]	15,875	Income Approach	Discount Rate Probability of Success	4.79% 12.00%	N/A N/A
Rights[2]	75,156	Income Approach	Discount Rate Probability of Success	6.74%-8.02% 0.00%-25.00%	N/A N/A
Rights[3]	93,777	Income Approach	Discount Rate Probability of Success	4.79% 44.00%	N/A N/A
Special Purpose Vehicle	1,977,430	Market Approach	Revenue Multiple	8.50x-10.50x	N/A
Alger Small Cap Focus Fund
Common Stocks	28,308,076	Market Approach	Revenue Multiple	5.75x-6.75x	N/A
Rights[2]	5,119	Income Approach	Discount Rate Probability of Success	6.74%-8.02% 0.00%-25.00%	N/A N/A
Alger Weatherbie Specialized Growth Fund
Common Stock	1,911,174	Market Approach	Revenue Multiple	5.75x-6.75x	N/A
Preferred Stock	—*	Income Approach	Discount Rate	100%	N/A
Alger Health Sciences Fund
Common Stocks	5,782,609	Market Approach	Revenue Multiple	5.75x-6.75x	N/A
Preferred Stocks	—*	Income Approach	Discount Rate	100%	N/A
Rights[2]	841,508	Income Approach	Discount Rate Probability of Success	6.74%-8.02% 0.00%-25.00%	N/A N/A

*	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2024.
[1]	Mirati Therapeutics, Inc. CVR
[2]	Tolero CDR
[3]	Fusion Pharmaceuticals, Inc. CVR
The significant unobservable inputs used in the fair value measurement of each Fund's securities are revenue and EBITDA multiples, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

For the period ended July 31, 2024, there were no changes in valuation methodology on Level 3 investments.
NOTE 4 — Affiliated Securities:

During the period ended July 31, 2024, as disclosed in the following table, certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Fund(s) for purposes of the 1940 Act. Transactions during the period ended July 31, 2024 with such affiliated persons are summarized below. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Security	Shares Held at October 31, 2023	Shares Purchased	Shares Sold	Shares Held at July 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2024
Alger Capital Appreciation Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1					$—	$—	$(143,079)	$2,412,030
Total					$—	$—	$(143,079)	$2,412,030

Security	Shares Held at October 31, 2023	Shares Purchased	Shares Sold	Shares Held at July 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2024
Alger Mid Cap Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D2	219,610	—	—	219,610	$—	$—	$—	$— [3]
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1					—	—	(61,872)	1,043,040
Crosslink Ventures C, LLC, Cl. B1					—	—	(24,491)	412,870
Total					$—	$—	$(86,363)	$1,455,910

Security	Shares Held at October 31, 2023	Shares Purchased	Shares Sold	Shares Held at July 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2024
Alger Small Cap Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D2	50,688	—	—	50,688	$—	$—	$—	$— [3]
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1					—	—	(92,808)	1,564,560
Crosslink Ventures C, LLC, Cl. B1					—	—	(24,491)	412,870
Total					$—	$—	$(117,299)	$1,977,430

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at October 31, 2023	Shares Purchased	Shares Sold	Shares Held at July 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2024
Alger Small Cap Focus Fund
Common Stocks
Impulse Dynamics PLC, Series F-1	7,255,544	20,722,254	—	28,027,798	$—	$—	$3,620,948	$28,308,076
PROS Holdings, Inc.[4]	2,701,224	—	(729,690)	1,971,534	—	(9,076,992)	(3,448,101)	—
Total					$—	$(9,076,992)	$172,847	$28,308,076

Security	Shares Held at October 31, 2023	Shares Purchased	Shares Sold	Shares Held at July 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2024
Alger Weatherbie Specialized Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D2	213,474	—	—	231,474	$—	$—	$—	$— [3]
Total					$—	$—	$—	$—

Security	Shares Held at October 31, 2023	Shares Purchased	Shares Sold	Shares Held at July 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2024
Alger Health Sciences Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D2	867,366	—	—	897,366	$—	$—	$—	$— [3]
Total					$—	$—	$—	$—

[1]
The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures C, LLC,
Class A and Crosslink Ventures C, LLC, Class B. There were no capital increases or decreases for the period ended
July 31, 2024.

[2]	Prosetta Biosciences, Inc., Series D is deemed to be an affiliate of the Funds because the Funds and Prosetta Biosciences, Inc., Series D are under common control.
[3]	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2024.
[4]	Non-affiliated at July 31, 2024.